Summary of Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	¥ 835,491	¥ 781,736
Estimated unguaranteed residual values	322,870	289,443
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	1,158,361	1,071,179
Deferred origination costs	4,791	4,592
Less - Unearned income	(98,915)	(89,627)
Less - Allowance for credit losses	(29,303)	(30,585)
Finance leases, net	¥ 1,034,934	¥ 955,559